Discontinued Operations	12 Months Ended
Mar. 31, 2012
Discontinued Operations

26. Discontinued Operations

ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) requires that the Company and its subsidiaries reclassify the operations sold or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. Under this Codification Section, the Company and its subsidiaries report the gains on sales and the results of these operations of subsidiaries, business units, and certain properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income. Revenues and expenses generated by the operations of such subsidiaries, business units and properties recognized in fiscal 2010 and 2011 have also been reclassified as income from discontinued operations in the accompanying consolidated statements of income.

During fiscal 2010, the Company completed the liquidation procedure for a subsidiary in Europe. A subsidiary sold its subsidiary which operated a spa in Japan, and the Company also sold a subsidiary which operated a real estate management and brokerage business in Japan. In addition, the Company recorded a gain in line with the dilution of the Company’s ownership share resulting from the issuance of new shares of its subsidiary which operated amusement parks in Japan. As a result, the Company recognized ¥2,810 million of aggregated gain during fiscal 2010.

During fiscal 2011, the Company and its subsidiary completed the liquidation procedure for a subsidiary in Japan which operated PFI (“Private Finance Initiative”) business for hospital management, and the Company wound up a subsidiary in Japan that was established in order to enter into derivative business. The Company sold a subsidiary which operated hairdressing business, and also sold a subsidiary which operated internet related business. In addition, a subsidiary sold its subsidiary in Japan, which operated consulting business in medical and nursing care field. As a result, ¥6,895 million of aggregated gain was recognized during fiscal 2011. Furthermore, the Company has determined to wind up a subsidiary in Japan, which operated asbestos removal business during fiscal 2011 and completed the liquidation procedure for the subsidiary in fiscal 2012.

During fiscal 2012, the Company and its subsidiaries sold a subsidiary which operated real-estate rental business, a subsidiary that operated a Japanese inn and hotel, a subsidiary that operated a golf course, a subsidiary that operated ski resorts, a subsidiary that operated a property management business and a subsidiary that operated a spa facility. In addition, the Company liquidated a kumiai, which was effectively a type of SPE, seeking for rent revenue. As a result of the sales and the liquidation, a loss of ¥361 million ($4 million) was recognized during fiscal 2012.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. In fiscal 2010, 2011 and 2012, the Company and its subsidiaries recognized ¥11,246 million, ¥7,498 million and ¥4,531 million ($55 million) of aggregated gains on sales of such real estate properties, respectively. In addition, the Company and its subsidiaries determined to dispose by sale of rental properties of ¥27,486 million and ¥33,933 million ($413 million) which are mainly included in investment in operating leases at March 31, 2011 and 2012, respectively.

Discontinued operations in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Revenues	¥72,783	¥46,272	¥22,148	$269

Income from discontinued operations, net*	12,989	12,220	1,279	15
Provision for income taxes	(7,019)	(6,771)	1,410	17

Discontinued operations, net of applicable tax effect	¥5,970	¥5,449	¥2,689	$32

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.